Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank Advances Tables
Schedule of FHLB Advances

At December 31, advances from the Federal Home Loan Bank (the “FHLB”) were as follows:

(Dollars in thousands)

	2013	2012

Maturity of November 2024 with fixed interest rate of 3.98%	$392	$420
Maturities ranging from February 2014 to May 2014, fixed interest rates ranging from 0.39% to 0.41%, with an average rate of 0.40%	6,000
Total advances outstanding at year-end	$6,392	$420

Schedule of maturities of FHLB Advances	The scheduled maturities of advances from the FHLB at December 31, 2013 were as follows: (dollars in thousands)
2014	$6,029
2015	30
2016	32
2017	33
2018	34
Thereafter	234
Total	$6,392